Cover	Dec. 12, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 12, 2025, Bayview Acquisition Corp (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission. This amendment to Form 8-K corrects a scrivener’s error and updates the projected redemption price per share. Except as described above, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Dec. 12, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41890
Entity Registrant Name	Bayview Acquisition Corp
Entity Central Index Key	0001969475
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(347)
Local Phone Number	627-0058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	BAYAU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BAYA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder thereof to one-tenth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder thereof to one-tenth of one ordinary share
Trading Symbol	BAYAR
Security Exchange Name	NASDAQ